Deposits (Tables)	6 Months Ended
Sep. 30, 2024
Miscellaneous non-current assets [abstract]
Schedule of information about deposits [Table Text Block]
Description	September 30, 2024	March 31, 2024
ANDE*	$3,360	$-
Atnorth	307	292
Bodens Energi	272	258
Equipment deposits	12,654	26,307
Vattenfall AB	1,252	1,191
Deposits excluding provision	17,845	28,048

Equipment deposit provision, opening	(12,131)	(27,331)
Reclassed amounts	-	15,200
Provision on equipment deposits	(12,131)	(12,131)
Total	$5,714	$15,917